Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 4,395	$ 5,003
Trade and other receivables	19,955	16,065
Short-term investments	7,123	28,400
Other current assets	212	4,310
Total current assets	31,685	53,778
Non-Current
Stream, royalty and other interests	1,489,353	1,560,416
Investments in associates	72,292	57,559
Investments	228,548	230,474
Other long-term assets	28,306	29,199
Total assets	1,850,184	1,931,426
Current
Trade payables and other	16,227	16,193
Non-Current
Bank debt	355,000	435,000
Deferred income tax and other liabilities	29,615	26,252
Total Liabilities	400,842	477,445
EQUITY
Share capital	1,302,785	1,312,352
Reserves	32,987	28,716
Retained earnings	119,928	122,917
Accumulated other comprehensive loss	(30,029)	(34,984)
Equity attributable to Sandstorm Gold Ltd.’s shareholders	1,425,671	1,429,001
Non-controlling interests	23,671	24,980
Total liabilities and equity	$ 1,850,184	$ 1,931,426